CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Cash flows from operating activities
Net income	$ 364,514	$ 194,663	$ 112,490
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	76,669	50,907	28,934
Amortization of intangible assets	12,166	8,307	4,627
Loss on disposal of property and equipment	187	48	30
Share-based compensation	77,277	47,150	36,115
Impairment loss on operating assets and intangible assets	2,569	701	0
Impairment loss on long-term investments	58,091	2,213	8,075
Loss from equity method investments	16,186	7,678	8,025
Loss / (gain) from fair value change of investments	(16,394)	(937)	1,247
Gain recognized for the conversion of debt securities to equity securities	(95,491)	0	0
Gain from remeasuring fair value of previously held equity interests upon business acquisitions	(26,397)	0	(25,226)
Gain from sales of long-term investments	(3,363)	(9,026)	0
Changes in operating assets and liabilities
Inventory	(2,368)	(2,498)	(2,223)
Amounts due from related parties	(690)	369	(2,287)
Prepaid expenses and other current assets	(34,584)	(47,295)	(11,891)
Income tax receivables	7,889	(12,848)	(2,245)
Deferred income taxes	(19,786)	5,181	(3,344)
Rental deposits	(8,745)	(14,673)	(14,108)
Other non-current assets	1,033	(195)	(544)
Accounts payable	49,286	30,978	5,357
Deferred revenue	(407,150)	323,050	193,224
Amounts due to related parties	610	3,133	(4,085)
Accrued expenses and other current liabilities	117,796	105,232	43,769
Income tax payable	25,056	(6,845)	3,079
Net cash provided by operating activities	194,361	685,293	379,019
Cash flows from investing activities
Purchase of term deposits	0	0	(10,184)
Proceeds from maturity of term deposits	0	0	27,477
Loan to third parties	(33,700)	(5,531)	(99,126)
Repayment of loan to third parties	5,231	74,902	0
Prepayment for investments	(2,562)	(43,572)	(58,835)
Loan to related parties	(3,989)	(2,641)	(147)
Repayment of loan to related parties	2,322	2,759	2,185
Loan to employees	(2,660)	(5,918)	(10,612)
Repayment of loan to employees	6,269	5,762	1,988
Prepayments for purchase of land use right	(209,865)	0	0
Purchase of property and equipment	(138,406)	(126,344)	(71,112)
Purchase of short-term investments	(581,204)	(1,197,155)	(313,951)
Proceeds from maturity of short-term investments	1,103,252	657,532	109,462
Proceeds from disposal of property and equipment	1,709	928	560
Business acquisitions, net of cash acquired	(66,921)	(14,009)	(27,200)
Purchase of intangible assets	(6,738)	(2,079)	0
Payments for long-term investments	(243,542)	(196,559)	(65,341)
Proceeds from disposal of long-term investments	4,220	19,352	0
Net cash used in investing activities	(166,584)	(832,573)	(514,836)
Cash flows from financing activities
Net proceeds from long-term debt and short-term debt	189,932	0	238,000
Repayment of long-term debt	(205,000)	0	(25,000)
Payment for upfront fee in related to long term debt (Note 13)	(12,600)	0	0
Payments for purchasing noncontrolling interests	(4,407)	(18,832)	(16,377)
Cash dividend to shareholders (Note 24)	0	(41,166)	0
Capital injection from noncontrolling interests shareholders	15	20	0
Cash received from exercise of capped call option	6,369	0	0
Proceeds from private placement (Note 16)	500,000	500,000	0
Proceeds from exercise of share options	710	2,127	1,674
Cash paid for employee taxes on withheld shares from share-based awards	0	(13,998)	(19,463)
Net cash provided by financing activities	475,019	428,151	178,834
Effect of exchange rate changes	33,208	(31,785)	(3,414)
Net increase in cash, cash equivalents and restricted cash	536,004	249,086	39,603
Cash, cash equivalents and restricted cash at the beginning of year	727,697	478,611	439,008
Cash, cash equivalents and restricted cash at the end of year	1,263,701	727,697	478,611
Supplemental disclosure of cash flow information:
Interest paid	12,556	13,805	7,329
Income tax paid	61,811	71,021	36,648
Non-cash investing and financing activities:
Payable for purchase of property and equipment	8,466	9,923	8,328
Payable for purchase of intangible assets	2,688	3,450	0
Payable for investments and acquisitions	38,630	14,276	7,498
Conversion of convertible bond to Class A common shares	5,800	214,422	4,501
Class A Common shares issued and issuable for business acquisitions	3,703	0	17,024
Class A Common shares issued for purchase of noncontrolling interests	0	10,887	0
Receivable for exercise of capped call option	$ 6,901	$ 0	$ 0